Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000252068 | Mirae Asset Securities Repo, 3.88%, 01/02/26
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000252068 | United States Treasury Bill, 3.47, 2026-03-24
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000252068 | United States Treasury Bill, 3.47, 2026-04-07
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000252068 | United States Treasury Bill, 3.44, 2026-03-17
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000252068 | United States Treasury Bill, 3.34, 2026-01-20
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000252068 | United States Treasury Bill, 3.45, 2026-02-17
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000252068 | Federal Home Loan Banks, 3.906, 2026-04-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000252068 | United States Treasury Bill, 3.48, 2026-04-28
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000252068 | United States Treasury Bill, 2.76, 2026-01-06
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000252068 | United States Treasury Bill, 3.44, 2026-02-10
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000252068 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252068 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000252068 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000252068 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000245603 | United States Treasury Bill, 2.76, 2026-01-06
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245603 | Mirae Asset Securities Repo, 4.47%, 01/02/26
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000245603 | Mirae Asset Securities Repo, 3.79%, 01/02/26
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000245603 | United States Treasury Bill, 3.49, 2026-04-21
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245603 | Mirae Asset Securities Repo, 3.70%, 01/06/26
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000245603 | Mirae Asset Securities Repo, 3.76%, 01/05/26
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245603 | United States Treasury Bill, 0, 2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245603 | United States Treasury Bill, 3.38, 2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245603 | United States Treasury Bill, 3.40, 2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245603 | United States Treasury Bill, 3.46, 2026-02-24
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245603 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245603 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000245603 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000245603 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000243202 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243202 | 58155Q103 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243202 | 22788C105 | Crowdstrike Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243202 | 808513105 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243202 | 88033G407 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243202 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243202 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243202 | 12504L109 | CBRE Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243202 | 22822V101 | Crown Castle International Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243202 | 36467W109 | GameStop Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243202 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243202 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000243202 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243202 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243202 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243202 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000243202 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000243202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000243202 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000243202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000243202 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000243202 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000247107 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000247107 | 674599105 | Occidental Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000247107 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247107 | 25278X109 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000247107 | 44952J104 | Crescent Energy Co., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000247107 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000247107 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247107 | 03743Q108 | APA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247107 | 25179M103 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247107 | 69047Q102 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247107 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247107 | Gas & Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247107 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247107 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	90.70%